Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash	$ 9,678	$ 4,373
Amounts receivable and prepaids	6,929	9,354
Investments	6,974	2,866
Digital currencies	161,645	65,899
Total current assets	185,226	82,492
Plant and equipment	95,356	87,228
Long term receivable	2,595	5,815
Deposits, net of provision	15,917	9,542
Right of use asset	8,488	10,973
Intangible assets	0	67
Total assets	307,582	196,117
Current liabilities
Accounts payable and accrued liabilities	10,604	9,354
Current portion of convertible loan - liability component	1,679	1,175
Current portion of lease liability	2,525	2,330
Term loan	5,608	7,139
Current portion of loans payable	2,788	1,224
Current income tax liability	4,148	1,846
Total current liabilities	27,352	23,068
Convertible loan - liability component	1,875	3,554
Convertible loan - derivative component	120	482
Loans payable	10,400	11,854
Lease liability	5,728	8,138
Deferred tax liability	2,415	206
Total liabilities	47,890	47,302
Equity
Share capital	499,208	419,213
Equity reserve	24,741	18,864
Accumulated other comprehensive income	83,614	7,404
Accumulated deficit	(347,871)	(296,666)
Total equity	259,692	148,815
Total liabilities and equity	$ 307,582	$ 196,117